Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Summary of Related Party Costs
Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the year ended December 31, 2022 and the nine months ended September 30, 2023, as well as any related amounts payable as of December 31, 2022 and September 30, 2023.

	Year Ended December 31, 2022			Nine Months Ended September 30, 2023
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent fees	$1,242,655	$1,260,896	$68,751	$1,101,892	$1,086,642	$84,001
Additional paid-in capital
Transfer Agent expenses	100,000	100,000	—	—	—	—
Stockholder servicing fee	53,660	209,980	—	—	—	—
Other
Other	—	—	340,979	—	—	340,979

Total	$1,396,315	$1,570,876	$409,730	$1,101,892	$1,086,642	$424,980

Pursuant to the terms of the agreements described above, the following table summarizes related party costs incurred and paid by us for the years ended December 31, 2022 and 2021, as well as any related amounts payable as of December 31, 2022 and 2021.

	Year Ended December 31, 2021			Year Ended December 31, 2022
	Incurred	Paid	Payable	Incurred	Paid	Payable
Expensed
Transfer Agent	$967,341	$916,349	$86,992	$1,242,655	$1,260,896	$68,751
Additional paid-in capital fees
Transfer Agent expenses	150,000	150,000	—	100,000	100,000	—
Stockholder servicing fee (1)	161,545	636,654	156,320	53,660	209,980	—
Other
Other	1,155,887	814,908	340,979	—	—	340,979

Total	$2,434,773	$2,517,911	$584,291	$1,396,315	$1,570,876	$409,730

(1)
We paid our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365 th
of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering. The amount incurred during the years ended December 31, 2021 and 2022 represents an adjustment to the estimated stockholder servicing fee recorded at the time of the sale of the Class T Shares, based on the cessation date of such stockholder servicing fee of March 31, 2022.

Summary of Related Party Fees and Reimbursable Costs
Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the three and nine months ended September 30, 2023 and 2022:

	Three Months Ended September 30,		Nine Months Ended September 30,
Managed REIT Platform Revenues	2023	2022	2023	2022
Asset Management:
SSGT II (1)	$—	$—	$—	$798,395
SST VI	1,062,242	401,078	2,378,167	875,618
SSGT III	295,529	50,142	689,526	50,142

	1,357,771	451,220	3,067,693	1,724,155
Property Management:
SSGT II (1)	—	—	—	407,706
SST VI	346,259	157,282	857,452	359,989
SSGT III	105,209	17,952	235,704	17,952
JV Properties	190,052	155,531	540,348	233,965

	641,520	330,765	1,633,504	1,019,612
Tenant Protection Program:
SSGT II (1)	—	—	—	250,156
SST VI	262,507	121,807	575,060	267,560
SSGT III	62,725	3,622	112,379	3,622
JV Properties	72,123	73,696	195,632	114,101

	397,355	199,125	883,071	635,439
Acquisition Fees:
SST VI	—	519,755	2,465,017	1,581,280
SSGT III	—	456,000	642,000	456,000

	—	975,755	3,107,017	2,037,280
Other Managed REIT revenue (2)	121,207	98,359	423,808	460,968

Total Managed REIT Platform Revenue	$2,517,853	$2,055,224	$9,115,093	$5,877,454

(1)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(2)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.

Pursuant to the terms of the various agreements described above for the Managed REITs, the following summarizes the related party fees for the years ended December 31, 2022, 2021, and 2020:

Managed REIT Platform Revenues	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Asset Management:
SST IV (1)	$—	$716,278	$3,211,661
SSGT II (2)	798,395	1,843,769	1,210,529
SST VI	1,348,314	178,282	—
SSGT III	145,622	—	—

	2,292,331	2,738,329	4,422,190
Property Management:
SST IV (1)	—	346,179	1,429,632
SSGT II (2)	407,706	709,533	371,751
SST VI	551,493	99,602	—
SSGT III	62,426	—	—

	1,021,625	1,155,314	1,801,383
Tenant Protection Program:
SST IV (1)	—	285,959	893,315
SSGT II (2)	250,156	636,671	257,602
SST VI	396,758	158,662	—
SSGT III	8,119	—	—

	655,033	1,081,292	1,150,917
Acquisition Fees:
SST VI	1,846,168	649,623	—
SSGT III	846,000	—	—

	2,692,168	649,623	—
Other revenue (3)	1,158,059	698,412	674,140

Total Managed REIT Platform Revenue	$7,819,216	$6,322,970	$8,048,630

(1)
On March 17, 2021, we acquired SST IV and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SST IV is now included in ancillary operating revenue in our consolidated statements of operations.

(2)
On June 1, 2022, we acquired SSGT II and no longer earn such fees. Additionally, the Tenant Protection Program revenue for SSGT II is now included in ancillary operating revenue in our consolidated statements of operations.

(3)	Such revenue primarily includes other property management related fees, construction management fees, development fees, and other miscellaneous revenues.

SST VI
Related Party Transaction [Line Items]
Summary of Related Party Carrying Value Of Investments In Advances
The following table summarizes the carrying value of our investments in and advances to SST VI as of September 30, 2023 and December 31, 2022:

Receivables:	As of September 30, 2023	As of December 31, 2022
Receivables and advances due	$6,681,025	$1,828,990
Debt:
SST VI Mezzanine Loan (1)	—	35,000,000
SST VI Note	15,000,000	—
Equity:
SST VI OP Units and SST VI SLP	2,241,986	3,221,410

Total investments in and advances	$23,923,011	$40,050,400

(1)	As of May 2, 2023, the SST VI Mezzanine Loan was terminated.

The following table summarizes the carrying value of our investments in and advances to SST VI as of December 31, 2022 and 2021:

	As of December 31,
Receivables:	2022	2021
Receivables and advances due	$1,828,990	$801,233
Debt:
SST VI Mezzanine Loan (1)	35,000,000	6,800,000
Equity:
SST VI OP Units and SLP	3,221,410	4,200,905

Total investments in and advances	$40,050,400	$11,802,138

(1)
As of December 31, 2022 and 2021, $20.0 million and $38.2 million, respectively was available to be drawn on the SST VI Mezzanine Loan. Subsequent to December 31, 2022, on January 30, 2023, SST VI borrowed an additional $15.0 million on the SST VI Mezzanine Loan. Additionally, on January 30, 2023, we invested $15.0 million in preferred limited partnership interests in SST VI OP. Please see Note 14 – Subsequent Events, of the Notes to the Consolidated Financial Statements for more information.

SSGT III OP
Related Party Transaction [Line Items]
Summary of Related Party Carrying Value Of Investments In Advances
The following table summarizes the carrying value of our investments in and advances to SSGT III OP as of September 30, 2023 and December 31, 2022:

Receivables:	As of September 30, 2023	As of December 31, 2022
Receivables and advances due	$1,523,558	$156,081
Debt:
SSGT III Mezzanine Loan (1)	5,000,000	17,500,000
Equity:
SSGT III OP Units and SSGT III SLP	3,885,160	4,664,687

Total investments in and advances	$10,408,718	$22,320,768

(1)	As of September 30, 2023 and December 31, 2022, $9.5 million and $17.5 million was available to be drawn on the SSGT III Mezzanine Loan. On October 18, 2023, SSGT III drew an additional $8.0 million.

The following table summarizes the carrying value our investments in and advances to SSGT III OP as of December 31, 2022 and 2021:

	As of December 31,
Receivables:	2022	2021
Receivables and advances due	$156,082	$—
Debt:
SSGT III Mezzanine Loan (1)	17,500,000	—
Equity:
SSGT III OP Units and SLP	4,664,687	—

Total investments in and advances	$22,320,769	$—

(1)
As of December 31, 2022, $17.5 million was available to be drawn on the SSGT III Mezzanine Loan. On January 26, 2023, SSGT III fully repaid the $17.5 million outstanding principal, plus accrued interest.